Discontinued Operations - Schedule of Operating Results of Discontinued Operations (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Operating Results of Discontinued Operations [Line Items]
Revenue				¥ 52,182
Cost of revenue				(26,364)
Gross profit				25,818
Selling and distribution expenses				(6,368)
Administrative expenses				(14,322)
Other income, net				10,972
Financial income, net				740
PROFIT BEFORE TAX FROM DISCONTINUED OPERATIONS				16,840
Income tax profit				934
Net profit for the year from discontinued operations				17,774
Comprehensive income for the year from discontinued operations				¥ 17,774